Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2023 and 2022:

12/31/2023	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	1,203,105,095
Debt securities at fair value through profit or loss		1,285,901	242,735,856	620,520,421	834,601,516	1,699,143,694	18,788,976	34,181,167	52,970,143
Derivative financial instruments		7,937,962	3,386,733	1,818,575		13,143,270
Repo transactions		615,582,382				615,582,382
Other financial assets	52,718,261	90,451,422	15,418	2,972,126		93,438,966	34,511	55,189,651	55,224,162
Loans and other financing (1)	7,844,494	914,817,926	220,082,349	172,923,162	157,171,020	1,464,994,457	133,783,385	227,035,517	360,818,902
Other debt securities		43,700,875	272,972	44,010,662	56,847,898	144,832,407	252,716,743	33,385,348	286,102,091
Financial assets delivered as guarantee	102,444,359	30,446,725				30,446,725
Equity instruments at fair value through profit or loss	3,213,841

Total assets	1,369,326,050	1,704,223,193	466,493,328	842,244,946	1,048,620,434	4,061,581,901	405,323,615	349,791,683	755,115,298

Liabilities
Deposits	1,678,922,497	1,468,496,724	138,012,172	44,635,643	39,978,607	1,691,123,146	190,666	4,301	194,967
Liabilities at fair value through profit or loss		13,825,475				13,825,475
Derivative financial instruments		772,082	1,043,884	130,385	891,528	2,837,879
Repo transactions		23,601,328				23,601,328
Other financial liabilities		362,562,577	1,082,105	1,033,831	1,798,591	366,477,104	2,688,938	5,325,901	8,014,839
Financing received from the BCRA and other financial institutions		9,204,268	3,610,758	444,049		13,259,075	6,389,125	150,811	6,539,936
Issued corporate bonds		346	2,164	12,827,488	40,567,916	53,397,914	5,466,099		5,466,099
Subordinated corporate bonds				5,723,805		5,723,805		322,503,988	322,503,988

Total liabilities	1,678,922,497	1,878,462,800	143,751,083	64,795,201	83,236,642	2,170,245,726	14,734,828	327,985,001	342,719,829

(1)	The amounts included in “without due date” are related to the non-performing portfolio.

12/31/2022	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	778,796,544
Debt securities at fair value through profit or loss		11,232,300	71,687,309	254,790,463	256,063,185	593,773,257	40,646,054	22,819,334	63,465,388
Derivative financial instruments		26,426	48,053	59,112		133,591
Repo transactions		192,852,624				192,852,624
Other financial assets	35,657,343	106,040,645	43,227	2,087,941		108,171,813		36,614,518	36,614,518
Loans and other financing (1)	4,535,349	819,989,852	154,227,780	175,343,251	186,873,018	1,336,433,901	183,431,453	339,688,141	523,119,594
Other debt securities		1,633,096,866	321,378,829	14,872,513	165,761,262	2,135,109,470	42,552,534	117,947,426	160,499,960
Financial assets delivered as guarantee	95,353,885
Equity instruments at fair value through profit or loss	2,614,136

Total assets	916,957,257	2,763,238,713	547,385,198	447,153,280	608,697,465	4,366,474,656	266,630,041	517,069,419	783,699,460

(1)	The amounts included in “without due date” are related to the non-performing portfolio.

12/31/2022	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	1,993,987,527	1,661,474,368	324,005,727	49,846,154	4,581,098	2,039,907,347	19,603	44,789	64,392
Liabilities at fair value through profit or loss		1,638,088				1,638,088
Derivative financial instruments		5,340	2,042			7,382
Other financial liabilities		406,776,711	1,124,905	956,320	1,971,058	410,828,994	2,748,148	7,107,542	9,855,690
Financing received from the BCRA and other financial institutions		908,378	1,592,445	4,993,630	132,983	7,627,436
Issued corporate bonds			20,203			20,203	8,436,248		8,436,248
Subordinated corporate bonds				4,422,672		4,422,672		220,195,153	220,195,153

Total liabilities	1,993,987,527	2,070,802,885	326,745,322	60,218,776	6,685,139	2,464,452,122	11,203,999	227,347,484	238,551,483